Average Annual Total Returns{- Fidelity Latin America Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Latin America Fund	Fidelity Latin America Fund Return Before Taxes Past 1 year	Fidelity Latin America Fund Return Before Taxes Past 5 years	Fidelity Latin America Fund Return Before Taxes Past 10 years	Fidelity Latin America Fund After Taxes on Distributions Past 1 year	Fidelity Latin America Fund After Taxes on Distributions Past 5 years	Fidelity Latin America Fund After Taxes on Distributions Past 10 years	Fidelity Latin America Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Latin America Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Latin America Fund After Taxes on Distributions and Sales Past 10 years	IXYE1 Past 1 year	IXYE1 Past 5 years	IXYE1 Past 10 years
Total	40.56%	6.64%	(0.24%)	39.50%	5.98%	(1.34%)	24.28%	4.97%	(0.17%)	17.67%	4.38%	(0.45%)